Provisions	12 Months Ended
Dec. 31, 2020
PROVISIONS
Provisions

25.  PROVISIONS

a)	The detail of provisions as of December 31, 2020 and 2019, is detailed as follows:

	Current		Non-current
	12-31-2020	12-31-2019	12-31-2020	12-31-2019
Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Provision for legal proceedings	1,492,140	2,320,885	14,843,034	11,210,305
Decommissioning or restoration (*)	—	—	191,867,939	160,649,977
Other provisions	1,942,664	1,745,080	3,530,698	—
Total	3,434,804	4,065,965	210,241,671	171,860,282
(1)	See Note 3.a.

Considering the new environmental regulation in Chile, the provision for decommissioning arises from recent clarifications concerning the scope of rights and obligations related to environmental permits. Therefore, the allowance has been adjusted to reflect the best estimate at the closing date of these financial statements.

The expected timing and amount of any cash outflows related to the above provisions is uncertain and depends on the resolution of specific matters related to each one. For example, specifically for litigation, this depends on the final resolution of the corresponding legal claim. Management believes that provisions recognized in the financial statements cover the related risks appropriately.

Changes in provisions as of December 31, 2020 and 2019, are as follows:

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Changes in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2020	13,531,190	160,649,977	1,745,080	175,926,247
Increase (decrease) in existing provisions (1)	5,905,427	29,964,811	3,728,282	39,598,520
Provisions used	(1,471,151)	(1,743,534)	—	(3,214,685)
Reversal of unused provision	(1,474,149)	—	—	(1,474,149)
Increase from adjustment to time value of money (2)	—	4,115,292	—	4,115,292
Foreign currency translation	(156,143)	(1,118,607)	—	(1,274,750)
Total changes in provisions	2,803,984	31,217,962	3,728,282	37,750,228
Balance as of December 31, 2020	16,335,174	191,867,939	5,473,362	213,676,475

	Legal Proceedings	Decommissioning or Restoration	Environment and Other Provisions	Total
Changes in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2019	17,352,876	92,402,517	1,704,768	111,460,161
Increase (decrease) in existing provisions (1)	3,749,833	62,688,286	40,168	66,478,287
Provisions used	(3,946,144)	(31,436)	(11)	(3,977,591)
Reversal of unused provision	(3,612,445)	—	—	(3,612,445)
Increase from adjustment to time value of money (2)	—	4,356,650	—	4,356,650
Foreign currency translation	(12,930)	1,233,960	155	1,221,185
Total changes in provisions	(3,821,686)	68,247,460	40,312	64,466,086
Balance as of December 31, 2019	13,531,190	160,649,977	1,745,080	175,926,247
1)

The increase in the allowances for decommissioning or restoration during 2020 is explained primarily by the process to closure the Bocamina II plant’s operations. This resulted in an increase in the present value of the obligation, as a consequence of the adjustment to the previously established terms for making the disbursements, along with performing an update to the estimated values thereof (see Note 16.c.iv).

2)

The variation in allowances for decommissioning or restoration during the year ended December 31, 2019 is primarily due to the increase in expected disbursements for the early closure of the Tarapacá and Bocamina I plants, framed within the Group's agreement with the Ministry of Energy to progressively cease operations of coal-fired generation plants (see Note 16.c.iv); and, to a lesser degree, an increase in the present value of provisions, due to a relevant decrease in the discount rates applied.

3)	Corresponds to a financial restatement, see Note 34.